UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2002

Check here if Amendment			[ ] Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		PACIFIC LIFE INSURANCE COMPANY
Address:	700 Newport Center Drive
		Newport Beach, CA 92660

13F File Number: 28-351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Yves Pinkowitz
Title:	VP, Securities Portfolio Operations
Phone:	949-219-3572

Signature, Place, and Date of Signing







Report Type (Check only one.):

[X]	13F Holdings Report.

[ ]	13F Notice.

[ ] 	13F Combination Report.

List of Other Managers Reporting for this Manager:

None









I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:90

Form 13F Information Table Value Total:479,061

List of Other Included Managers:

None

PACIFIC LIFE INSURANCE COMPANY
PER SEC 13F
AS OF: 09/30/2002

NAME OF   	    				   CUSIP	FAIR	MKT SHARES		VOTING
                         				VALUE PRINCIPAL 	     AUTHORITY
AT&T WIRELESS SERVICES INC			00209A106	23 	5,474 	 5,474
ADV MICRO DEVICES CONV SR DEB PT 2/1/09	007903AE7	591 	1,000,000 	 0
AFFILIATED COMPUTER SVCS CONV NT		008190AF7	604 	500,000 	 0
AGERE SYSTEMS CONV SUB NT			00845VAA8	54 	100,000 	 0
AGILENT TECH INC CONV SR DEB PT 12/1/06	00846UAB7	1,208 1,500,000 	 0
ALLERGAN INC CONV ZERO PT 11/01/03		018490AA0	635 	1,000,000 	 0
ALZA CORP CONV ZRO CPN DEB PT7/28/03	02261WAB5	785 	1,000,000 	 0
AMER ONLINE CONV 0% PT12/6/04@63.976	02364JAC8	49,387 96,130,000  0
AMERICAN CAPITAL STRATEGIES LTD		024937104	1,413 75,000 	 75,000
AMGEN INC CNV ZERO CPN SR NT PT 3/1/05	031162AE0	77,413 110,000,000 0
BAXTER INTERNATIONAL CONV DEBS PT6/1/02	071813AR0	13,720 14,000,000  0
BOYD GAMING CORP					103304101	934 	50,000 	 50,000
BROCADE COMM CONV SUB NT			111621AB4	990 	1,500,000 	 0
BURR BROWN CORP CONV SUB NT			122574AF3	1,485 1,500,000 	 0
CKE RESTAURANTS INC CONV SUB NT		12561EAB1	2,848 3,250,000 	 0
CSX CORP ZERO CPN CONV DEB PT 10/30/03	126408GA5	19,650 24,000,000  0
CHARTER COMM INC CONV SR NT			16117MAB3	500 	1,000,000 	 0
CIENA CORP						171779101	30 	10,000 	 10,000
CLEAR CHANNEL COMM CONV SR NT			184502AE2	45,382 45,840,000  0
COMCAST CORP ZERO CPN CONV PT12/19/2001	200300BH3	11,775 15,000,000  0
COMMSCOPE INC CONV SUB NT			203372AB3	3,688 5,000,000 	 0
CORNING INC						219350105	48 	30,000 	 30,000
CORNING INC CONV SR DEB NT			219350AK1	797 	1,500,000 	 0
CORRECTIONS CORP OF AMERICA INC		22025Y407	6,837 486,588 	 486,588
COSTCO COS CNV ZERO SUB NT PT8/19/02	22160QAC6	760 	1,000,000 	 0
COX COMM INC CONV SUB DEB PT 4/19/05	224044AX5	9,130 22,000,000 	 0
CYPRESS SEMICONDUCTOR CORP CONV SUB DEB	232806AF6	775 	1,000,000 	 0
DEVON ENERGY CORP SR CONV DEB			25179MAA1	4,543 4,572,000 	 0
DEVON ENERGY CORP SR CONV DEB			25179MAB9	7,238 7,274,000 	 0
DIAMOND OFFSHORE ZERO CPN CONV PT6/6/05	25271CAC6	10,684 20,016,000  0
EMC CORP/MASS					268648102	63 	13,860 	 13,860
E*TRADE GROUP INC CONV SUB NT			269246AD6	364 	500,000 	 0
ECHOSTAR COMMUNICATIONS CONV SUB NT		278762AD1	378 	500,000 	 0
EMULEX CORP CONV SUB NT				292475AB6	516 	750,000 	 0
FIRST DATA CORP CONV SR NT PT3/1/04		319963AD6	1,051 1,000,000 	 0
FORD MOTOR CO CAP TR II CONV PFD $50	345395206	2,820 70,000 	 0
FRANKLIN RES CONV ZERO SR NT PT5/11/03	354613AC5	9,802 16,864,000 	 0
GAP INC CONV SR NT				364760AJ7	493 	500,000 	 0
HILTON HOTELS CORP CONV SUB NT		432848AL3	5,490 6,000,000 	 0
IDEC PHARMACEUTICALS ZERO CONV SR NT	449370AE5	575 	1,000,000 	 0
INTEL CORP						458140100	139 	10,000 	 10,000
INTERIM SERVICES INC CONV SUB NT		45868PAA8	1,630 2,000,000 	 0
INTL PAPER ZERO CPN CONV DEB PT06/20/04	460146BM4	9,521 18,806,000   0
INTL RECTIFIER CORP CONV SUB NT		460254AE5	587 	750,000 	 0
INTERPUBLIC GROUP COS CONV SUB NT		460690AF7	1,663 2,000,000 	 0
INTERPUBLIC GROUP CO INC CONV SUB NT	460690AJ9	6,876 9,500,000 	 0
INTERPUBLIC GROUP 0 CONV SR P12/14/03	460690AQ3	695 	1,000,000 	 0
JDS UNIPHASE CORP					46612J101	39 	20,000 	 20,000
JABIL CIRCUIT CONV SUB NT PT05/15/2004	466313AA1	881 	1,000,000 	 0
KERR-MCGEE CORP CONV SUB NT			492386AP2	1,603 1,500,000 	 0
KING PHARM INC SR CONV SR PT11/15/06	495582AG3	432 	500,000 	 0
L-3 COMM HLDGS CONV SR NT			502424AD6	1,208 1,000,000 	 0
LAM RESEARCH CORP CONV SUB NT			512807AE8	383 	500,000 	 0
LEGG MASON CONV ZERO SR PT6/6/03 LYON	524901AG0	241 	500,000 	 0
LIBERTY MEDIA CONV SR NT			530715AG6	743 	1,500,000 	 0
AT&T CORP-LIBERTY MEDIA CONV SR NT		530715AN1	932 	1,500,000 	 0
LIBERTY MEDIA CONV SR DEB			530715AR2	1,403 1,500,000 	 0
LOWES CO CONV SR ZERO LYON PT2/16/04	548661CF2	776 	1,000,000 	 0
MASCO CORP ZERO CPN CONV SR PT7/22/02	574599AW6	24,900 60,000,000  0
MCDATA CORPORATION				580031201	3 	510 		 510
MCLEODUSA INC CL A				582266706	0 	74 		 74
MEDTRONIC INC CONV PT 9/15/02			585055AB2	1,030	1,000,000 	 0
MERRILL LYNCH CONV ZERO LYONS PT3/13/05	590188A73	930 	1,000,000 	 0
MIRANT CORP CONV SR NT				604675AC2	246 	500,000 	 0
MIRANT TRUST I CONV PFD $50PAR		60467Q102	150 	10,000 	 0
NASDAQ-100 INDEX TRACKING STK			631100104	207 	10,000 	 10,000
NEWTEK CAPITAL INC				652526104	53 	16,000 	 16,000
NORTEL NETWORKS CORP				656568102	11 	20,000 	 20,000
OMNICARE INC CONV NT				681904AD0	903 	1,000,000 	 0
PEGASUS COMMUNICATIONS CORP			705904100	4 	3,819		 3,819
PENNEY J C INC					708160106	59 	3,712 	 3,712
SPX CORP CONV LYONS ZERO CPN PT2/6/04	784635AD6	644 	1,000,000 	 0
SEACOR HOLDINGS INC CONV BD SUB NT		811904AE1	151 	145,000 	 0
SIEBEL SYSTEMS INC CONV SUB NT		826170AC6	5,019 5,500,000 	 0
SOLECTRON CORP ZERO CONV NT PT 5/8/03	834182AK3	9,819 16,966,000 	 0
SOLECTRON CORP CONV ZERO NT PUT 5/20/04	834182AL1	1,640 4,000,000 	 0
STATION CASINOS INC				857689103	408 	24,000 	 24,000
STMICROELECTRONICS NV CONV PT9/22/04	861012AB8	1,585 2,000,000 	 0
SUN MICROSYSTEMS INC				866810104	41 	15,681 	 15,681
SYMANTEC CORP CONV SUB NT			871503AB4	631 	500,000 	 0
TELEFONOS DE MEXICO S A CONV SR DEB		879403AD5	1,096 1,000,000 	 0
TERADYNE INC CONV SR NT				880770AD4	383 	500,000 	 0
THERMOTREX CORP CONV SUB DEB			883556AJ1	1,740 2,000,000 	 0
TRANSOCEAN SEDCO ZERO CONV PT5/24/02	893830AA7	6,088 10,000,000 	 0
TRAVELERS PROPERTY CASUALTY-A			89420G109	3 	258	 	 258
TRAVELERS PROPERTY CASUALTY-B			89420G406	7 	531 		 531
UNITED GLOBAL COM INC				913247508	1 	500 		 500
VERIZON GLOBL FDG CONV ZERO PT5/15/04	92344GAN6	18,011 33,200,000  0
VISHAY INTERTECH 0 CNV SUB NT PT 6/4/04	928298AD0	798 	1,600,000 	 0
WORLDCOM INC MCI GROUP				98157D304	0 	212	 	 212
SCOTTISH ANNUITY & LIFE HLDG			G7885T104	77,277 4,532,380 4,532,380